Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Tax Provisions Attributable to Loss Before Income Taxes

The difference between the tax provision at the statutory federal income tax rate on June 30, 2025, and December 31, 2024, and the tax provisions attributable to loss before income taxes is as follows:

	June 30, 2025	December 31, 2024
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-%	-%

The difference between the tax provision at the statutory federal income tax rate on December 31, 2024 and 2023, and the tax provisions attributable to loss before income taxes is as follows:

	2024	2023
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-	-